Dividends - Summary of Dividends Declared (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of dividends [line items]
Dividends paid	£ 318	£ 424	£ 423
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid	277	277	277
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid	£ 41	£ 147	£ 146